Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings per share [abstract]
Earnings Per Share
21.	Earnings Per Share
Basic earnings per share are calculated by dividing the profit/(loss) for the year attributable to equity holders of the Parent by the weighted average number of ordinary shares outstanding during the year, excluding treasury shares.
As the Group has losses in both periods, potential ordinary shares are not dilutive (losses per share would be less and antidilution would exist), Hence, these shares are not considered in the calculation of losses per diluted share.
Details of the calculation of basic and diluted earnings/loss per share are as follows:

(Euros)	June 30, 2022	June 30, 2021
Loss for the year attributable to holders of ordinary equity instruments of the Parent	(8,691,727)	(38,405,678)
Dilutive effects on earnings per share	—	—

Total loss attributable to ordinary equity holders of the Parent for basic and diluted earnings per share	(8,691,727)	(38,405,678)

Number of shares	June 30, 2022	June 30, 2021
Weighted average number of ordinary shares for basic and diluted earnings per share	161,977,288	94,496,829

(Euros)	June 30, 2022	June 30, 2021
Basic and diluted losses per share	(0.05)	(0.41)

Weighted average number of ordinary shares for basic and diluted earnings per share at June 30, 2021 is based on the amount of share after the application of the conversion factor to the shares at June 30, 2021. And that due to the conversion the shares are multiplied with a factor of

240.990795184659. See note 6 of the

consolidated financial statements
of December 31, 2021.

23.	EARNINGS PER SHARE
Basic earnings per share are calculated by dividing the profit/(loss) for the year attributable to equity holders of the Parent by the weighted average number of ordinary shares outstanding during the year (see explanations regarding the impact of the Transaction over the weighted average number of ordinary shares in Note 3).
As the Company has losses in all three periods, potential ordinary shares from Management Stock Options, Employee Stock Options and Warrants are not dilutive (losses per share would be less and anti-dilution would exist), Hence, these shares are not considered in the calculation of losses per diluted share.
Details of the calculation of basic and diluted earnings/loss per share are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020	31 Dec 2019
Loss for the year	(223,777,464)	(11,401,984)	(6,136,106)
Dilutive effects on earnings per share	—	—	—

Total loss for basic and diluted earnings per share	(223,777,464)	(11,401,984)	(6,136,106)

Number of shares	31 Dec 2021	31 Dec 2020	31 Dec 2019
Weighted average number of ordinary shares for basic and diluted earnings per share	112,724,966	91,746,117	71,025,614

(Euros)	31 Dec 2021	31 Dec 2020	31 Dec 2019
Basic and diluted losses per share	(1.99)	(0.12)	(0.09)

See note 6 for further details on the impact of the Transaction over the EPS.